PROPERTY AND EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	June 30, 2024	December 31, 2023
Property and equipment	$1,092,870	$1,092,870
Leasehold improvements	46,934	46,934
Property and equipment at cost	1,139,804	1,139,804
Less - accumulated depreciation	(434,881)	(396,522)
Property and equipment, net	$704,923	$743,282